Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4 — PROPERTY AND EQUIPMENT, NET

As of December 31, 2022, and 2021, property and equipment, net consisted of the following (in thousands):

	December 31, 2022	December 31, 2021
Leasehold improvements	$1,544	$1,527
Vehicles and trailers	129	129
Computers and software	1,673	1,306
Furniture and fixtures	794	766
Machinery and equipment	2,211	1,962
Construction in progress	17,747	2,282
Property and equipment, gross	24,098	7,972
Less: accumulated depreciation and amortization	(2,922)	(2,123)
Property and equipment, net	$21,176	$5,849

Total depreciation related to property and equipment for the years ended December 31, 2022 and 2021 was $1.1 and $0.8 million, respectively.

As of December 31, 2022 and 2021, the Company pledged property and equipment with net book value of approximately $20.3 million and $4.7 million, respectively, as security for its comprehensive credit facilities with Live Oak Bank.

As of December 31, 2022, Construction in progress includes $10.3 million of construction costs for a lunar operations center as further described in Note 5 — Leases as well as $7.3 million of costs associated with the fabrication of a commercial communications satellite. The Company capitalized interest in connection with construction in progress of $247 thousand and $33 for the years ended December 31, 2022 and 2021, respectively.